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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck, esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	February 29, 2020

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Communication Services - 2.9%
Entertainment - 1.4%
Walt Disney Company (The)	705	$82,943

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A (a)	65	87,051

Consumer Discretionary - 13.2%
Automobiles - 0.9%
Tesla, Inc. (a)	75	50,099

Hotels, Restaurants & Leisure - 4.2%
Cheesecake Factory, Inc. (The)	1,105	39,371
Chipotle Mexican Grill, Inc. (a)	54	41,773
Compass Group plc - ADR	2,550	56,177
Hilton Worldwide Holdings, Inc.	550	53,460
Marriott International, Inc. - Class A	415	51,460
TUI AG - ADR	1,133	4,317
		246,558
Household Durables - 1.5%
Roku, Inc. (a)	261	29,668
Sony Corporation - ADR	970	60,334
		90,002
Internet & Direct Marketing Retail - 1.0%
PetMed Express, Inc.	2,200	58,080

Multi-Line Retail - 0.5%
Marks & Spencer Group plc - ADR	7,776	31,882

Specialty Retail - 2.2%
Hennes & Mauritz AB - ADR	9,735	34,559
Industria de Diseno Textil S.A. - ADR	3,750	58,462
Kingfisher plc - ADR	7,686	37,143
		130,164
Textiles, Apparel & Luxury Goods - 2.9%
Adidas AG - ADR	646	89,897

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Textiles, Apparel & Luxury Goods - 2.9% (Continued)
NIKE, Inc. - Class B	525	$46,925
VF Corporation	450	32,400
		169,222
Consumer Staples - 17.2%
Food & Staples Retailing - 1.7%
Sprouts Farmers Market, Inc. (a)	3,005	48,020
Tesco plc - ADR	5,818	51,024
		99,044
Food Products - 10.9%
Associated British Foods plc - ADR	1,200	34,944
Beyond Meat, Inc. (a)	900	80,685
Campbell Soup Company	1,145	51,663
Conagra Brands, Inc.	2,125	56,716
Danone S.A. - ADR	3,265	45,775
General Mills, Inc.	925	45,325
Hershey Company (The)	400	57,596
Ingredion, Inc.	1,060	88,298
Kellogg Company	755	45,655
Mondelēz International, Inc. - Class A	850	44,880
Mowi ASA - ADR	2,015	42,396
Nestlé S.A. - ADR	455	46,824
		640,757
Household Products - 2.1%
Colgate-Palmolive Company	685	46,285
Henkel AG & Co. KGaA - ADR	1,870	39,345
Procter & Gamble Company (The)	370	41,895
		127,525
Personal Products - 2.5%
Estée Lauder Companies, Inc. (The) - Class A	298	54,713
L'Oréal S.A. - ADR	895	47,730
Unilever plc - ADR	810	43,683
		146,126
Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Eni S.p.A. - ADR	1,950	48,750

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 3.9% (Continued)
Oil, Gas & Consumable Fuels - 3.9% (Continued)
Equinor ASA - ADR	3,924	$61,018
Repsol S.A. - ADR	4,559	51,380
Total S.A. - ADR	1,590	68,593
		229,741
Financials - 3.8%
Banks - 2.7%
BNP Paribas S.A. - ADR	3,987	96,446
ING Groep N.V. - ADR	6,403	60,764
		157,210
Capital Markets - 1.1%
Credit Suisse Group AG - ADR (a)	6,050	68,244

Health Care - 10.4%
Biotechnology - 2.1%
AbbVie, Inc.	845	72,425
Vanda Pharmaceuticals, Inc. (a)	4,577	50,484
		122,909
Pharmaceuticals - 8.3%
AstraZeneca plc - ADR	1,565	68,547
Bristol-Myers Squibb Company	1,595	94,201
Merck & Company, Inc.	1,050	80,388
Merck KGaA - ADR	880	21,340
Novo Nordisk A/S - ADR	925	53,770
Roche Holding AG - ADR	2,429	96,893
Sanofi - ADR	1,625	75,156
		490,295
Industrials - 5.7%
Air Freight & Logistics - 0.5%
Deutsche Post AG - ADR	1,125	33,683

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	665	60,023
Waste Management, Inc.	882	97,734
		157,757

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 5.7% (Continued)
Construction & Engineering - 0.7%
Vinci S.A. - ADR	1,572	$39,583

Machinery - 1.8%
Pentair plc	1,375	54,161
Xylem, Inc.	670	51,818
		105,979
Information Technology - 11.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,585	63,289

IT Services - 1.4%
International Business Machines Corporation	635	82,645

Semiconductors & Semiconductor Equipment - 3.7%
First Solar, Inc. (a)	1,024	46,868
Intel Corporation	1,825	101,324
NVIDIA Corporation	265	71,569
		219,761
Software - 3.4%
Microsoft Corporation	400	64,804
SAP SE - ADR	465	57,460
ShotSpotter, Inc. (a)	2,095	74,582
		196,846
Technology Hardware, Storage & Peripherals - 1.7%
Canon, Inc. - ADR	2,455	61,744
FUJIFILM Holdings Corporation - ADR	800	38,320
		100,064
Materials - 14.8%
Chemicals - 3.1%
Akzo Nobel N.V. - ADR	2,255	60,005
BASF SE - ADR	2,563	37,599
Ecolab, Inc.	235	42,406
Novozymes A/S - ADR	875	44,380
		184,390

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 14.8% (Continued)
Construction Materials - 1.0%
LafargeHolcim Ltd. - ADR	6,596	$60,947

Containers & Packaging - 1.0%
Avery Dennison Corporation	495	56,673

Metals & Mining - 8.1%
Barrick Gold Corporation	4,326	82,367
Fortescue Metals Group Ltd. - ADR	7,240	93,396
Fortuna Silver Mines, Inc. (a)	13,300	39,235
Freeport-McMoRan, Inc.	4,396	43,784
Kinross Gold Corporation (a)	8,971	45,034
Newmont Corporation	2,227	99,391
Rio Tinto plc - ADR	1,560	73,211
		476,418
Paper & Forest Products - 1.6%
Stora Enso Oyj - ADR	3,281	39,044
UPM-Kymmene Oyj - ADR (a)	1,775	54,670
		93,714
Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Kilroy Realty Corporation	730	53,064

Utilities - 7.6%
Electric Utilities - 3.7%
Exelon Corporation	1,375	59,276
Iberdrola S.A. - ADR	1,035	47,331
Orsted A/S - ADR	1,225	42,336
Red Electrica Corporacion S.A. - ADR	6,950	66,233
		215,176
Gas Utilities - 0.7%
Hong Kong and China Gas Company Ltd. - ADR	20,875	39,871

Independent Power and Renewable Electricity Producers - 0.7%
Ormat Technologies, Inc.	565	39,369

KARNER BLUE ANIMAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Utilities - 7.6% (Continued)
Multi-Utilities - 1.1%
Veolia Environnement S.A. - ADR	2,292	$65,506

Water Utilities - 1.4%
American Water Works Company, Inc.	360	44,518
California Water Service Group	840	40,286
		84,804

Investments at Value - 91.7% (Cost $5,661,806)		$5,397,391

Other Assets in Excess of Liabilities - 8.3%		489,248

Net Assets - 100.0%		$5,886,639

ADR	- American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

KARNER BLUE ANIMAL IMPACT FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

1.	Securities Valuation

Karner Blue Animal Impact Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KARNER BLUE ANIMAL IMPACT FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,397,391	$-	$-	$5,397,391
Total	$5,397,391	$-	$-	$5,397,391

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 29, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2020:

Tax cost of portfolio investments	$5,669,185
Gross unrealized appreciation	$167,978
Gross unrealized depreciation	(439,772)
Net unrealized depreciation on investments	$(271,794)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

4.	Foreign Securities Risk

The Fund may invest in American Depositary Receipts (“ADRs”). Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S. registered securities. As of February 29, 2020, the Fund had 41.6% of its net assets invested in ADRs.

Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.8%	Shares	Value
Fidelity MSCI Industrials Index ETF	9,468	$360,920
Fidelity MSCI Information Technology Index ETF	7,832	546,282
First Trust NYSE Arca Biotechnology Index Fund (a)	1,350	193,955
Invesco Dynamic Pharmaceuticals ETF	9,315	543,437
Invesco S&P 500 Equal Weight Health Care ETF	1,792	366,392
iShares U.S. Home Construction ETF	12,458	540,802
Technology Select Sector SPDR® Fund (The)	2,030	179,391
VanEck Vectors Semiconductor ETF	4,162	549,259
Total Exchange-Traded Funds (Cost $3,647,580)		$3,280,438

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 1.49% (b) (Cost $21,112)	21,112	$21,112

Investments at Value - 98.4% (Cost $3,668,692)		$3,301,550

Other Assets in Excess of Liabilities - 1.6%		52,732

Net Assets - 100.0%		$3,354,282

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2020.

See accompanying notes to Schedules of Investments.

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.1%	Shares	Value
Invesco QQQ Trust, Series 1	5,572	$1,146,718
iShares 20+ Year Treasury Bond ETF	17,809	2,765,916
Total Exchange-Traded Funds (Cost $3,883,690)		$3,912,634

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class X, 1.49% (a) (Cost $33,422)	33,422	$33,422

Investments at Value - 100.0% (Cost $3,917,112)		$3,946,056

Other Assets in Excess of Liabilities - 0.0% (b)		889

Net Assets - 100.0%		$3,946,945

(a)	The rate shown is the 7-day effective yield as of February 29, 2020.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Q3 ALL-WEATHER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

1.	Securities Valuation

Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Q3 ALL-WEATHER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of February 29, 2020:

Q3 All-Weather Sector Rotation Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$3,280,438	$-	$-	$3,280,438
Money Market Funds	21,112	-	-	21,112
Total	$3,301,550	$-	$-	$3,301,550

Q3 All-Weather Tactical Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$3,912,634	$-	$-	$3,912,634
Money Market Funds	33,422	-	-	33,422
Total	$3,946,056	$-	$-	$3,946,056

Refer to each Fund’s Schedule of Investments for a listing of securities by asset type. The Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 29, 2020.

2.	Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2020:

	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
Tax cost of portfolio investments	$3,681,374	$4,079,407
Gross unrealized appreciation	$-	$92,488
Gross unrealized depreciation	(379,824)	(225,839)
Net unrealized depreciation	$(379,824)	$(133,351)

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Q3 ALL-WEATHER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Funds will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 29, 2020, Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund had 97.8% and 99.1%, respectively, of the value of their net assets invested in ETFs. The financial statements of the ETFs can be found at www.sec.gov.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 27.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 16.7%
U.S. Treasury Notes	1.375%	08/31/20	$185,000	$185,145
U.S. Treasury Notes	2.875%	10/31/20	190,000	192,093
U.S. Treasury Notes	2.500%	01/15/22	210,000	216,136
U.S. Treasury Notes	1.375%	02/15/23	70,000	71,023
U.S. Treasury Notes	2.000%	05/31/24	175,000	182,896
U.S. Treasury Notes	1.750%	06/30/24	1,000,000	1,035,313
U.S. Treasury Notes	1.250%	08/31/24	35,000	35,507
U.S. Treasury Notes	1.500%	09/30/24	3,215,000	3,298,891
U.S. Treasury Notes	1.375%	01/31/25	250,000	255,488
U.S. Treasury Notes	1.125%	02/28/25	125,000	126,289
U.S. Treasury Notes	2.250%	03/31/26	890,000	955,568
U.S. Treasury Notes	2.375%	04/30/26	240,000	259,622
U.S. Treasury Notes	1.625%	09/30/26	1,345,000	1,396,121
U.S. Treasury Notes	1.625%	10/31/26	530,000	550,206
U.S. Treasury Notes	1.625%	11/30/26	1,390,000	1,443,482
U.S. Treasury Notes	1.750%	12/31/26	1,480,000	1,549,606
U.S. Treasury Notes	1.500%	01/31/27	940,000	968,420
U.S. Treasury Notes	2.250%	11/15/27	380,000	413,428
U.S. Treasury Notes	3.125%	11/15/28	390,000	455,493
U.S. Treasury Notes	2.625%	02/15/29	245,000	276,639
U.S. Treasury Notes	1.625%	08/15/29	195,000	203,737
U.S. Treasury Notes	1.750%	11/15/29	1,275,000	1,347,117
U.S. Treasury Notes	1.500%	02/15/30	170,000	175,930
				15,594,150
U.S. Treasury Bonds - 10.5%
U.S. Treasury Bonds	5.375%	02/15/31	485,000	695,047
U.S. Treasury Bonds	5.000%	05/15/37	165,000	257,206
U.S. Treasury Bonds	4.375%	02/15/38	55,000	81,106
U.S. Treasury Bonds	4.250%	05/15/39	810,000	1,190,352
U.S. Treasury Bonds	3.000%	05/15/42	1,085,000	1,368,583
U.S. Treasury Bonds	2.875%	11/15/46	80,000	100,669
U.S. Treasury Bonds	3.000%	02/15/47	60,000	77,327
U.S. Treasury Bonds	2.750%	08/15/47	265,000	327,472
U.S. Treasury Bonds	2.750%	11/15/47	1,030,000	1,274,705
U.S. Treasury Bonds	3.000%	02/15/48	245,000	317,505
U.S. Treasury Bonds	3.125%	05/15/48	1,140,000	1,513,216
U.S. Treasury Bonds	3.000%	08/15/48	980,000	1,275,914
U.S. Treasury Bonds	3.375%	11/15/48	265,000	368,847
U.S. Treasury Bonds	3.000%	02/15/49	674,000	881,308

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 27.2% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 10.5% (Continued)
U.S. Treasury Bonds	2.250%	08/15/49	$115,000	$130,561
				9,859,818

Total U.S. Treasury Obligations (Cost $22,762,011)				$25,453,968

MORTGAGE-BACKED SECURITIES - 32.5%	Coupon	Maturity	Par Value	Value
Commercial - 15.4%
Banc of America Merrill Lynch Mortgage Trust, Series 2014-FRR5, Class A-K37 (a)	2.567%	01/27/47	$400,000	$387,904
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 144A (a)	5.110%	05/10/47	720,000	729,678
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	313,702	313,538
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 144A	2.000%	06/25/69	433,803	464,251
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (a)	4.074%	08/25/23	389,000	413,761
FREMF Mortgage Trust, Series 2015-K42, Class C, 144A (a)	3.983%	12/25/24	235,000	247,242
FREMF Mortgage Trust, Series 2013-K31, Class C, 144A (a)	3.744%	07/25/46	323,000	338,831
FREMF Mortgage Trust, Series 2015-K44, Class B, 144A (a)	3.807%	01/25/48	65,000	69,318
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.807%	01/25/48	620,000	648,622
FREMF Mortgage Trust, Series 2015-K45, Class C, 144A (a)	3.713%	04/25/48	315,000	327,538
FREMF Mortgage Trust, Series 2017-K726, Class B, 144A (a)	4.108%	07/25/49	235,000	250,558
GoldenTree Loan Management US CLO1 Ltd., Series 2019-4A, Class C, 144A (3MO LIBOR + 270) (a)	4.636%	04/24/31	360,000	362,052
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class E, 144A	5.000%	03/10/44	725,000	738,517

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 32.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 15.4% (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 144A (a)	3.838%	10/15/48	$350,000	$322,974
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.949%	10/06/38	70,000	74,368
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	362,646	373,667
JPMorgan Mortgage Trust, Series 2018-3, Class A5, 144A	3.500%	04/25/48	140,927	144,535
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	148,564	153,168
JPMorgan Mortgage Trust, Series 2018-1, Class A5, 144A	3.500%	06/25/48	154,131	157,599
JPMorgan Mortgage Trust, Series 2018-4, Class A15, 144A	3.500%	10/25/48	230,926	233,367
Kabbage Funding, LLC, Series 2019-1, Class B, 144A (a)	4.071%	03/15/24	480,000	486,503
Madison Park Funding Ltd., Series 2019-37A, Class C, 144A (3MO LIBOR + 240) (a)	4.231%	07/15/32	620,000	620,911
Neuberger Berman CLO Ltd., Series 2019-32A, Class C, 144A (3MO LIBOR + 265) (a)	4.616%	01/19/32	460,000	461,490
Niagara Park CLO Ltd., Series 2019-1A, Class C, 144A (3MO LIBOR + 240) (a)	4.402%	07/17/32	420,000	420,622
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	689,000	757,619
Sutherland Commercial Mortgage Trust, Series 2018-SBC7, Class A, 144A	4.720%	05/25/39	279,461	285,766
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.921%	10/25/53	835,000	882,910
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/56	620,000	652,544
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	800,470
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 144A (a)	3.784%	11/25/60	445,000	485,773

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 32.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 15.4% (Continued)
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (a)	3.286%	07/20/29	$640,000	$640,269
UBS Commercial Mortgage Trust, Series 2018-NYCHC, Class D, 144A (1MO LIBOR + 210) (a)	3.776%	02/15/32	450,000	450,540
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.252%	01/10/45	255,000	251,034
Wind River CLO Ltd., Series 2014-1A, Class 1A, 144A (3MO LIBOR +105) (a)	3.053%	07/18/31	430,000	425,222
				14,373,161
Federal Home Loan Mortgage Corporation - 7.0%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	177,907	184,640
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	128,348	133,212
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	258,783	267,016
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	62,879	69,396
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	109,237	118,530
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	598,776	626,238
Federal Home Loan Mortgage Corporation, Series 2018-HRP1, Class M-2, 144A (a)	3.277%	04/25/43	116,845	117,051
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	142,526	149,707
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	271,871	284,470
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	90,044	95,516
Federal Home Loan Mortgage Corporation, Series 4791, Class L	4.000%	05/15/44	153,979	157,934
Federal Home Loan Mortgage Corporation, Pool #G08659	3.500%	08/01/45	690,137	730,105

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 32.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.0% (Continued)
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	$345,005	$371,839
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	1,215,548	1,305,266
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,437,342	1,499,680
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	395,837	430,334
				6,540,934
Federal National Mortgage Association - 7.6%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	122,622	127,696
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	41,644	43,306
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	12,258	14,066
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	932,864	992,628
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	129,311	136,655
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	247,122	258,719
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	103,940	108,753
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	263,192	275,543
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	494,711	526,397
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	112,054	120,812
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	69,481	74,725
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	42,911	46,786
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	148,483	156,911
Federal National Mortgage Association, Pool #AS7838	3.000%	08/01/46	367,939	386,074
Federal National Mortgage Association, Pool #MA3088	4.000%	08/01/47	337,910	360,028

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 32.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.6% (Continued)
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	$61,502	$63,918
Federal National Mortgage Association, Pool #890813	3.500%	12/01/47	411,322	439,155
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	436,669	460,642
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	768,398	831,089
Federal National Mortgage Association, Pool #MA3305	3.500%	03/01/48	1,570,958	1,653,649
				7,077,552
Government National Mortgage Association - 2.5%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	55,613	60,500
Government National Mortgage Association, Pool #MA3521	3.500%	03/20/46	413,667	435,542
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	895,984	943,581
Government National Mortgage Association, Pool #MA5076	3.000%	03/20/48	397,290	412,849
Government National Mortgage Association, Series 2015-41, Class C (a)	3.132%	01/16/57	490,000	534,294
				2,386,766

Total Mortgage-Backed Securities (Cost $29,170,987)				$30,378,413

ASSET-BACKED SECURITIES - 12.0%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	$410,000	$421,278
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D	3.820%	03/18/24	240,000	250,889
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D	4.040%	11/18/24	470,000	499,643
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 144A (a)	3.280%	01/15/25	560,000	579,547
CIM Trust, Series 2018-R3, Class A2, 144A	4.000%	09/25/57	480,000	475,845

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 12.0% (Continued)	Coupon	Maturity	Par Value	Value
CommonBond Student Loan Trust, Series 2018-AGS, Class B, 144A	3.580%	02/25/44	$225,000	$231,986
CommonBond Student Loan Trust, Series 2018-BGS, Class B, 144A	3.990%	09/25/45	570,000	595,191
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A	3.082%	07/25/47	312,800	314,755
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	290,000	299,208
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	700,000	721,102
Drive Auto Receivables Trust, Series 2018-5, Class D	4.300%	04/15/26	290,000	302,045
Drive Auto Receivables Trust, Series 2019-1, Class D	4.090%	06/15/26	410,000	424,740
Drive Auto Receivables Trust, Series 2019-2, Class D	3.690%	08/17/26	410,000	423,550
Drive Auto Receivables Trust, Series 2019-3, Class D	3.180%	10/15/26	310,000	318,940
Drive Auto Receivables Trust, Series 2019-4, Class D	2.700%	02/16/27	210,000	213,795
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	470,000	480,020
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 144A	3.710%	03/17/25	400,000	412,501
Harley Marine Financing, LLC, Series 2018-1A, Class A2, 144A (a)	5.682%	05/15/43	621,702	563,264
Hudson Yards, Series 2019-30HY, Class A, 144A	3.228%	06/10/37	310,000	344,027
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	287,537
Santander Drive Auto Receivables Trust, Series 2018-4, Class D	3.980%	12/15/25	360,000	372,867
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	89,004	89,444
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	200,000	205,721
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	551,030
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A	4.250%	04/26/27	760,000	786,400

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 12.0% (Continued)	Coupon	Maturity	Par Value	Value
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A	4.670%	08/25/27	$460,000	$481,241
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A	4.760%	11/26/27	510,000	536,534
Total Asset-Backed Securities (Cost $10,884,514)				$11,183,100

CORPORATE BONDS - 26.5%	Coupon	Maturity	Par Value	Value
Communication Services - 1.6%
América Móvil S.A.B. de C.V.	4.375%	04/22/49	$270,000	$334,233
AT&T, Inc.	4.350%	06/15/45	185,000	208,485
Comcast Corporation	3.950%	10/15/25	100,000	111,996
Comcast Corporation	3.450%	02/01/50	130,000	143,511
Discovery Communications, LLC	5.300%	05/15/49	195,000	236,057
Sprint Spectrum Company, LP, 144A, Series 2016-1	3.360%	03/20/23	428,750	432,223
				1,466,505
Consumer Discretionary - 0.4%
Alibaba Group Holding Ltd.	3.600%	11/28/24	345,000	370,808

Consumer Staples - 1.1%
Altria Group, Inc.	5.800%	02/14/39	230,000	282,154
BAT Capital Corporation	3.215%	09/06/26	125,000	130,450
Kroger Company (The)	4.450%	02/01/47	515,000	583,059
				995,663
Energy - 4.2%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	335,000	351,529
Enable Midstream Partners, L.P.	4.400%	03/15/27	505,000	504,386
Kinder Morgan Energy Partners, L.P.	4.300%	05/01/24	325,000	352,232
Marathon Petroleum Corporation, Series WI	4.750%	12/15/23	520,000	567,673
Midwest Connector Capital Company, LLC, 144A	3.900%	04/01/24	480,000	508,899
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	215,000	275,695
MPLX, L.P.	5.500%	02/15/49	440,000	499,847
TC Pipelines, L.P.	4.375%	03/13/25	290,000	312,999
Williams Companies, Inc. (The)	3.350%	08/15/22	505,000	524,292
				3,897,552
Financials - 10.1%
Associated Bank, N.A.	3.500%	08/13/21	365,000	374,319
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	470,000	503,332

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 26.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 10.1% (Continued)
Avolon Holdings Funding Ltd., 144A	4.375%	05/01/26	$240,000	$256,075
Banco Santander S.A.	3.848%	04/12/23	230,000	243,524
Bank of America Corporation	3.004%	12/20/23	430,000	445,563
Bank of America Corporation	3.705%	04/24/28	340,000	371,292
BGC Partners, Inc.	5.375%	07/24/23	650,000	711,379
Boral Finance Properties Ltd., 144A	3.000%	11/01/22	380,000	390,260
Brighthouse Financial, Inc.	4.700%	06/22/47	355,000	358,748
Brookfield Finance, Inc.	4.850%	03/29/29	230,000	273,508
Cantor Fitzgerald, L.P., 144A	4.875%	05/01/24	200,000	218,756
Citigroup, Inc.	2.666%	01/29/31	220,000	225,176
Discover Bank	2.700%	02/06/30	40,000	40,438
GE Capital International Funding Company	2.342%	11/15/20	215,000	215,574
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	144,014
General Motors Financial Company, Inc.	4.350%	01/17/27	360,000	386,818
Goldman Sachs Group, Inc. (The)	3.850%	01/26/27	314,000	344,926
Goldman Sachs Group, Inc. (The)	4.017%	10/31/38	415,000	471,037
Hyundai Capital America, 144A	3.000%	06/20/22	465,000	477,133
JPMorgan Chase & Company	3.797%	07/23/24	450,000	481,506
JPMorgan Chase & Company	3.625%	12/01/27	490,000	528,617
Mitsubishi UFJ Financial Group, Inc.	3.535%	07/26/21	470,000	484,154
Morgan Stanley	3.950%	04/23/27	280,000	307,015
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	329,833
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	441,491
Sumitomo Mitsui Financial Group, Inc.	2.784%	07/12/22	290,000	299,138
Wells Fargo & Company	2.164%	02/11/26	95,000	96,223
				9,419,849
Health Care - 1.7%
AbbVie, Inc., 144A	2.600%	11/21/24	130,000	134,331
AbbVie, Inc.	4.400%	11/06/42	215,000	247,930
Amgen, Inc.	2.450%	02/21/30	45,000	45,786
Amgen, Inc.	3.375%	02/21/50	170,000	172,835
Bayer U.S. Finance II, LLC, 144A	5.500%	08/15/25	260,000	298,540
CVS Health Corporation	5.050%	03/25/48	510,000	627,112
UnitedHealth Group, Inc.	3.500%	08/15/39	45,000	49,577
				1,576,111
Industrials - 0.3%
Boeing Company (The)	3.850%	11/01/48	290,000	319,935

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 26.5% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 2.9%
Arrow Electronics, Inc.	3.250%	09/08/24	$310,000	$320,425
Arrow Electronics, Inc.	3.875%	01/12/28	440,000	474,013
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	280,000	292,647
Broadcom, Inc., 144A	3.625%	10/15/24	80,000	84,157
Dell, Inc., 144A	8.350%	07/15/46	370,000	504,197
KLA Corporation	3.300%	03/01/50	35,000	34,369
Motorola Solutions, Inc.	3.750%	05/15/22	332,000	345,191
NXP BV/NXP Funding, LLC, 144A	4.875%	03/01/24	280,000	308,626
PayPal Holdings, Inc.	2.650%	10/01/26	105,000	109,696
Seagate HDD Cayman	4.875%	03/01/24	270,000	286,014
				2,759,335
Materials - 0.8%
DowDuPont, Inc.	4.493%	11/15/25	265,000	300,208
Glencore Funding, LLC, 144A	4.875%	03/12/29	420,000	472,515
				772,723
Real Estate - 1.3%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	450,000	487,213
Crown Castle International Corporation	3.200%	09/01/24	550,000	581,773
Simon Property Group, L.P.	3.250%	09/13/49	100,000	104,643
Spirit Realty, L.P.	3.400%	01/15/30	35,000	37,312
				1,210,941
Utilities - 2.1%
Cameron LNG, LLC, 144A	3.701%	01/15/39	210,000	230,260
Commonwealth Edison Company	4.000%	03/01/48	80,000	96,808
Électricité de France S.A., 144A	5.000%	09/21/48	250,000	324,995
Georgia Power Company	2.200%	09/15/24	105,000	107,474
PacifiCorp	4.150%	02/15/50	215,000	267,419
PECO Energy Company	3.000%	09/15/49	150,000	156,786
Sempra Energy	4.050%	12/01/23	265,000	286,844
Southern California Edison Company	4.000%	04/01/47	430,000	491,390
				1,961,976

Total Corporate Bonds (Cost $23,079,947)				$24,751,398

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
NXP BV/NXP Funding, LLC/NXP USA, Inc., 144A	3.875%	06/18/26	$35,000	$37,889
United Mexican States	4.000%	10/02/23	100,000	106,915
Total International Bonds (Cost $136,930)				$144,804

MONEY MARKET FUNDS - 2.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (b) (Cost $2,226,965)	2,226,965	$2,226,965

Investments at Value - 100.7% (Cost $88,261,354)		$94,138,648

Liabilities in Excess of Other Assets - (0.7%)		(665,008)

Net Assets - 100.0%		$93,473,640

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,057,510 as of February 29, 2020, representing 27.9% of net assets (Note 4).
LIBOR	- London interbank offered rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of February 29, 2020.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 4.9%
U.S. Treasury Notes	1.625%	08/15/29	$1,050,000	$1,097,045
U.S. Treasury Notes	1.750%	11/15/29	3,925,000	4,147,008
U.S. Treasury Notes	1.500%	02/15/30	895,000	926,220
				6,170,273
U.S. Treasury Bonds - 3.6%
U.S. Treasury Bonds	2.250%	08/15/49	3,145,000	3,570,558
U.S. Treasury Bonds	2.375%	11/15/49	870,000	1,014,399
				4,584,957

Total U.S. Treasury Obligations (Cost $9,892,643)				$10,755,230

MUNICIPAL BONDS - 1.2%	Coupon	Maturity	Par Value	Value
California, Build America Bonds, General Obligation (Cost $1,382,354)	7.300%	10/01/39	$910,000	$1,473,081

CORPORATE BONDS - 85.4%	Coupon	Maturity	Par Value	Value
Communication Services - 11.0%
AT&T, Inc.	4.650%	06/01/44	$2,115,000	$2,382,614
AT&T, Inc.	4.350%	06/15/45	665,000	749,420
CBS Corporation	4.850%	07/01/42	535,000	606,240
Charter Communications Operating, LLC	5.125%	07/01/49	395,000	443,983
Charter Communications Operating, LLC	4.800%	03/01/50	595,000	642,933
Comcast Corporation	4.250%	01/15/33	585,000	703,694
Comcast Corporation	4.600%	10/15/38	1,025,000	1,280,341
Discovery Communications, LLC	4.950%	05/15/42	695,000	788,105
Rogers Communications, Inc.	3.700%	11/15/49	185,000	201,908
Telefónica Emisiones S.A.U.	7.045%	06/20/36	1,055,000	1,521,041
Tencent Holding Ltd., 144A	3.925%	01/19/38	960,000	1,104,671
Time Warner, Inc.	6.750%	06/15/39	210,000	272,008
Verizon Communications, Inc.	4.862%	08/21/46	1,380,000	1,821,670
Vodafone Group plc	5.000%	05/30/38	755,000	924,618
Vodafone Group plc	4.875%	06/19/49	180,000	215,863
Vodafone Group plc	4.250%	09/17/50	180,000	198,099
				13,857,208
Consumer Discretionary - 3.9%
Ford Motor Company	4.750%	01/15/43	360,000	309,644
General Motors Company, Inc.	6.750%	04/01/46	860,000	1,008,403

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.4% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.9% (Continued)
Hasbro, Inc.	3.900%	11/19/29	$280,000	$294,218
Hasbro, Inc.	6.350%	03/15/40	317,000	398,030
Home Depot, Inc. (The)	3.125%	12/15/49	1,225,000	1,303,587
Imperial Brands Finance plc, 144A	3.875%	07/26/29	460,000	486,102
Walt Disney Company (The)	6.200%	12/15/34	720,000	1,062,714
				4,862,698
Consumer Staples - 4.6%
Altria Group, Inc.	5.950%	02/14/49	980,000	1,245,791
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	1,440,000	1,880,849
BAT Capital Corporation	4.540%	08/15/47	420,000	437,181
Kroger Company (The)	4.450%	02/01/47	620,000	701,935
PepsiCo, Inc.	2.875%	10/15/49	385,000	407,131
Walmart, Inc.	3.625%	12/15/47	950,000	1,136,699
				5,809,586
Energy - 9.8%
Apache Corporation	5.350%	07/01/49	635,000	658,357
Baker Hughes, a GE Company, LLC	4.080%	12/15/47	1,165,000	1,211,776
Boardwalk Pipelines, L.P.	4.800%	05/03/29	190,000	201,902
Enable Midstream Partners, L.P.	4.400%	03/15/27	350,000	349,574
Energy Transfer Partners, L.P.	7.500%	07/01/38	235,000	308,644
Energy Transfer Partners, L.P.	6.500%	02/01/42	830,000	1,000,251
Energy Transfer Partners, L.P.	5.950%	10/01/43	180,000	200,483
Enterprise Products Operating, LLC	4.200%	01/31/50	165,000	173,614
Enterprise Products Operating, LLC	3.700%	01/31/51	370,000	368,436
Enterprise Products Operating, LLC	5.375%	02/15/78	675,000	668,723
Exxon Mobil Corporation	2.995%	08/16/39	900,000	939,587
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	883,000	1,125,333
Kinder Morgan, Inc.	5.200%	03/01/48	185,000	219,080
Magellan Midstream Partners, L.P.	4.850%	02/01/49	1,120,000	1,346,469
Marathon Petroleum Corporation	5.850%	12/15/45	560,000	680,797
National Oilwell Varco, Inc.	3.600%	12/01/29	640,000	654,605
Patterson-UTI Energy, Inc.	3.950%	02/01/28	340,000	327,807
Shell International Finance B.V.	3.750%	09/12/46	610,000	696,572
Shell International Finance B.V.	3.125%	11/07/49	185,000	191,035
TransCanada Pipelines Ltd.	5.100%	03/15/49	710,000	884,238
Western Midstream Operating, L.P.	5.250%	02/01/50	115,000	106,667
				12,313,950
Financials - 11.6%
Allstate Corporation	4.200%	12/15/46	355,000	454,647
Bank of America Corporation	3.705%	04/24/28	165,000	180,186

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.6% (Continued)
Bank of America Corporation	2.496%	02/13/31	$280,000	$283,925
Berkshire Hathaway Finance Corporation	4.300%	05/15/43	355,000	438,771
Brookfield Finance LLC	3.450%	04/15/50	1,300,000	1,293,362
Citigroup, Inc.	2.976%	11/05/30	1,920,000	2,018,594
GATX Corporation	4.700%	04/01/29	390,000	457,305
GE Capital International Funding Company	4.418%	11/15/35	810,000	925,974
Goldman Sachs Group, Inc.	4.411%	04/23/39	1,085,000	1,285,023
Manulife Financial Corporation	4.061%	02/24/32	1,090,000	1,172,459
Markel Corporation	5.000%	05/20/49	1,075,000	1,352,410
National Rural Utilities Cooperative Corporation	4.400%	11/01/48	790,000	1,013,567
PNC Financial Services Group, Inc. (The)	2.550%	01/22/30	185,000	191,166
Prudential Financial, Inc.	3.700%	03/13/51	975,000	1,036,950
Synchrony Financial	5.150%	03/19/29	965,000	1,125,858
Unum Group	5.750%	08/15/42	95,000	114,185
Unum Group	4.500%	12/15/49	670,000	721,763
Wells Fargo & Company	2.572%	02/11/31	555,000	566,567
				14,632,712
Health Care - 6.4%
AbbVie, Inc.	4.400%	11/06/42	1,190,000	1,372,261
Amgen, Inc.	3.150%	02/21/40	370,000	378,064
Anthem, Inc.	3.700%	09/15/49	915,000	937,108
Bayer U.S. Finance II, LLC, 144A	4.875%	06/25/48	400,000	486,096
CVS Health Corporation	5.050%	03/25/48	1,615,000	1,985,856
HCA, Inc.	5.125%	06/15/39	230,000	267,383
Pfizer, Inc.	3.900%	03/15/39	635,000	758,235
Pfizer, Inc.	4.000%	03/15/49	175,000	217,326
UnitedHealth Group, Inc.	3.700%	08/15/49	1,490,000	1,661,871
				8,064,200
Industrials - 7.0%
3M Company	3.250%	08/26/49	540,000	566,702
Air Lease Corporation	3.250%	10/01/29	1,110,000	1,127,225
Boeing Company (The)	3.750%	02/01/50	970,000	1,074,976
Burlington Northern Santa Fe, LLC	5.150%	09/01/43	1,095,000	1,480,992
Burlington Northern Santa Fe, LLC	3.550%	02/15/50	170,000	191,615
CSX Corporation	4.500%	03/15/49	180,000	225,651
Deere & Company	2.875%	09/07/49	705,000	727,627
FedEx Corporation	4.950%	10/17/48	1,000,000	1,139,234
Kansas City Southern	2.875%	11/15/29	175,000	181,886

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 7.0% (Continued)
Union Pacific Corporation	3.550%	08/15/39	$860,000	$941,126
Union Pacific Corporation	3.250%	02/05/50	90,000	92,754
United Parcel Service, Inc.	3.750%	11/15/47	920,000	1,023,786
				8,773,574
Information Technology - 6.1%
Apple, Inc.	4.375%	05/13/45	1,530,000	1,954,083
Dell, Inc., 144A	8.350%	07/15/46	580,000	790,362
Intel Corporation	2.450%	11/15/29	185,000	192,469
Intel Corporation	3.250%	11/15/49	1,105,000	1,206,495
Mastercard, Inc.	3.650%	06/01/49	1,400,000	1,660,185
Microsoft Corporation	3.500%	11/15/42	810,000	944,877
Oracle Corporation	3.800%	11/15/37	708,000	818,332
Oracle Corporation	6.500%	04/15/38	100,000	151,992
				7,718,795
Materials - 4.1%
BHP Billiton Finance (USA) Ltd.	5.000%	09/30/43	550,000	740,621
Codelco, Inc., 144A	4.375%	02/05/49	885,000	996,988
Dow Chemical Company (The)	4.800%	05/15/49	865,000	1,020,108
Glencore Funding, LLC, 144A	4.875%	03/12/29	880,000	990,032
International Paper Company	4.350%	08/15/48	395,000	448,860
Nucor Corporation	4.400%	05/01/48	805,000	972,629
				5,169,238
Real Estate - 0.9%
Highwoods Realty, L.P.	3.050%	02/15/30	950,000	996,584
Prologis, L.P.	2.250%	04/15/30	90,000	90,488
				1,087,072
Utilities - 20.0%
Alabama Power Company	4.300%	01/02/46	935,000	1,110,286
Cameron LNG, LLC, 144A	2.902%	07/15/31	830,000	871,248
Commonwealth Edison Company	4.000%	03/01/48	585,000	707,906
Consolidated Edison Company	4.200%	03/15/42	1,495,000	1,799,680
Consolidated Edison Company	3.800%	10/01/42	225,000	260,720
Consumers Energy Company	4.350%	04/15/49	1,075,000	1,424,355
Dominion Energy, Inc., Series A	4.600%	03/15/49	545,000	680,629
DTE Electric Company	2.950%	03/01/50	1,380,000	1,419,988
Duke Energy Carolinas, LLC	3.700%	12/01/47	595,000	681,079
Duke Energy Progress, LLC	4.375%	03/30/44	865,000	1,084,760
Duke Energy Progress, LLC	3.600%	09/15/47	40,000	45,039
Électricité de France S.A., 144A	4.950%	10/13/45	915,000	1,171,529
ENEL Finance International N.V., 144A	4.750%	05/25/47	630,000	759,454

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.4% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 20.0% (Continued)
Florida Power & Light Company	3.990%	03/01/49	$1,135,000	$1,413,873
Georgia Power Company	4.300%	03/15/42	740,000	883,538
MidAmerican Energy Company	4.800%	09/15/43	688,000	926,025
PacifiCorp	6.250%	10/15/37	120,000	180,163
PacifiCorp	4.125%	01/15/49	780,000	980,087
Potomac Electric Power	4.150%	03/15/43	830,000	998,537
PPL Electric Utilities Corporation	4.750%	07/15/43	950,000	1,226,946
Public Service Electric and Gas Company	3.850%	05/01/49	560,000	687,299
Sempra Energy	3.800%	02/01/38	1,135,000	1,271,027
Southern California Edison Company	4.650%	10/01/43	404,000	496,630
Southern California Edison Company, Series B	4.875%	03/01/49	355,000	462,168
Southern California Edison Company	3.650%	02/01/50	185,000	198,782
Southwestern Public Service Company	4.400%	11/15/48	1,235,000	1,564,160
Union Electric Company	3.500%	03/15/29	565,000	633,121
Wisconsin Electric Power Company	4.300%	10/15/48	965,000	1,197,855
				25,136,884

Total Corporate Bonds (Cost $94,254,664)				$107,425,917

INTERNATIONAL BONDS - 2.2%	Coupon	Maturity	Par Value	Value
Petroleos Mexicanos	6.750%	09/21/47	$722,000	$688,990
Petroleos Mexicanos, 144A	7.690%	01/23/50	115,000	119,798
Republic of Chile	3.500%	01/25/50	340,000	371,620
United Mexican States	4.750%	03/08/44	1,329,000	1,538,317
Total International Bonds (Cost $2,382,232)				$2,718,725

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (a) (Cost $2,822,430)	2,822,430	$2,822,430

Investments at Value - 99.5% (Cost $110,734,323)		$125,195,383

Other Assets in Excess of Liabilities - 0.5%		591,246

Net Assets - 100.0%		$125,786,629

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,776,280 as of February 29, 2020, representing 6.2% of net assets (Note 4).

(a)	The rate shown is the 7-day effective yield as of February 29, 2020.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020 by asset type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$25,453,968	$-	$25,453,968
Mortgage-Backed Securities	-	30,378,413	-	30,378,413
Asset-Backed Securities	-	11,183,100	-	11,183,100
Corporate Bonds	-	24,751,398	-	24,751,398
International Bonds	-	144,804	-	144,804
Money Market Funds	2,226,965	-	-	2,226,965
Total	$2,226,965	$91,911,683	$-	$94,138,648

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$10,755,230	$-	$10,755,230
Municipal Bonds	-	1,473,081	-	1,473,081
Corporate Bonds	-	107,425,917	-	107,425,917
International Bonds	-	2,718,725	-	2,718,725
Money Market Funds	2,822,430	-	-	2,822,430
Total	$2,822,430	$122,372,953	$-	$125,195,383

The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 29, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2020:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$88,279,643	$110,894,197
Gross unrealized appreciation	$5,972,486	$14,333,185
Gross unrealized depreciation	(113,481)	(31,999)
Net unrealized appreciation on investments	$5,859,005	$14,301,186

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of February 29, 2020, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 27.9% and 6.2%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Mortgage-Backed Securities

The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of February 29, 2020, Ryan Labs Core Bond Fund had 32.5% of the value of its net assets invested in mortgage-backed securities.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 72.6%	Shares	Value
Emerging Markets Debt - 17.5%
Invesco Emerging Markets Sovereign Debt ETF (a)	27,292	$797,199
iShares J.P. Morgan USD Emerging Markets Bond ETF	23,203	2,647,927
VanEck Vectors Emerging Markets High Yield Bond ETF	123,349	2,915,970
Vanguard Emerging Markets Government Bond ETF	103,345	8,378,179
		14,739,275
Real Estate Investment Trusts (REITs) - 0.5%
Vanguard Real Estate ETF	4,400	384,252

U.S. Fixed Income - 54.6%
Invesco Senior Loan ETF (a)	241,539	5,311,443
iShares iBoxx $ High Yield Corporate Bond ETF (a)	25,520	2,195,741
iShares National Muni Bond ETF (a)	49,100	5,730,461
iShares TIPS Bond ETF	119,608	14,356,548
SPDR Bloomberg Barclays Convertible Securities ETF	116,737	6,439,213
SPDR Bloomberg Barclays High Yield Bond ETF (a)	8,777	938,876
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	209,609	5,548,350
Vanguard Mortgage-Backed Securities ETF	58,994	3,179,187
Vanguard Short-Term Inflation-Protected Securities ETF (a)	47,119	2,339,929
		46,039,748

Total Exchange-Traded Funds (Cost $59,805,318)		$61,163,275

MONEY MARKET FUNDS - 18.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (b)	7,601,318	$7,601,318
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (b)	7,601,318	7,601,318
Total Money Market Funds (Cost $15,202,636)		$15,202,636

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS (Continued)

COLLATERAL FOR SECURITIES LOANED - 24.7%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 1.76% (b)(c) (Cost $20,803,541)	20,803,541	$20,803,541

Investments at Value - 115.3% (Cost $95,811,495)		$97,169,452

Liabilities in Excess of Other Assets - (15.3%)		(12,887,441)

Net Assets - 100.0%		$84,282,011

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 29, 2020 was $20,301,363 (Note 6).
(b)	The rate shown is the 7-day effective yield as of February 29, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020 was $20,803,541 (Note 6).

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
February 29, 2020 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	13	3/27/2020	$1,026,025	$(22,359)
E-Mini NYMEX Light Sweet Crude Oil Future	2	3/19/2020	45,075	(8,779)
Total Commodity Futures			1,071,100	(31,138)

Index Futures
E-Mini Dow CBOT DJIA Future	13	3/20/2020	1,625,845	(240,912)
E-Mini NASDAQ 100 Future	10	3/20/2020	1,703,650	1,654
E-Mini S&P 500 Future	10	3/20/2020	1,485,875	(121,771)
Total Index Futures			4,815,370	(361,029)

Treasury Futures
10-Year U.S. Treasury Note Future	51	6/19/2020	6,877,031	90,277
2-Year U.S. Treasury Note Future	58	6/30/2020	12,667,109	70,414
5-Year U.S. Treasury Note Future	120	6/30/2020	14,738,438	156,466
U.S. Treasury Long Bond Future	34	6/19/2020	5,804,438	126,444
Total Treasury Futures			40,087,016	443,601

Total Futures Contracts			$45,973,486	$51,434

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Commodity Futures
E-Mini Silver Future	2	4/28/2020	$82,938	$122

The average notional value of futures contracts and futures contracts sold short during the period ended February 29, 2020 was $39,030,298 and $(85,983), respectively.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2020 (Unaudited)

1. Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, the investment adviser to the Fund, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$61,163,275	$-	$-	$61,163,275
Money Market Funds	15,202,636	-	-	15,202,636
Collateral for Securities Loaned *	-	-	-	20,803,541
Total	$76,365,911	$-	$-	$97,169,452

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts	$51,434	$-	$-	$51,434
Futures Contracts Sold Short	122	-	-	122
Total	$51,556	$-	$-	$51,556

*	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 29, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of February 29, 2020:

Tax cost of portfolio investments	$96,014,923
Gross unrealized appreciation	$1,872,165
Gross unrealized depreciation	(717,636)
Net unrealized appreciation	$1,154,529

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gain or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 29, 2020, the Fund had 72.6% of the value of its net assets invested in ETFs.

5. Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

6. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. As of February 29, 2020, the Fund had 24.7% of its net assets invested in this short-term investment instrument for securities lending purposes. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. As of February 29, 2020, the fair value of securities on loan and the collateral held were $20,301,363 and $20,803,541, respectively.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	April 20, 2020

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	April 20, 2020

*	Print the name and title of each signing officer under his or her signature.